SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On July 27, 2024, the Company announced the commencement of an exchange offer relating to its outstanding Redeemable Warrants, Merger Consideration Warrants, and private placement warrants (the “Private Placement Warrants”). The Company is offering to all holders of the Redeemable Warrants and all of the holders of the Private Placement Warrants the opportunity to receive 0.3054 shares of the Company’s common stock in exchange for each such outstanding warrant tendered by the holder and exchanged pursuant to the offer. The Company is offering to all holders of the Merger Consideration Warrants the opportunity to receive 1.0133 shares of Company common stock in exchange for each outstanding Merger Consideration Warrant tendered by the holder and exchanged pursuant to the offer.

In July 2024, the Company entered into an accounts payable financing agreement, on preliminary terms, for up to $1,500,000 to pay directly to outstanding vendors of the Company. The payables shall initially be convertible to common stock at a 28% discount to the average three lowest traded prices in the 10 trading days prior to the conversion date. The Company may prepay in cash all or a portion of the financed payable at 130% of the principal amount.

In July 2024 the Company and Maxim entered into an amendment to the Settlement Agreement as generally described in Note 5.

In August 2024 Sponsor agreed to waive certain notice and redemption rights in favor of Sponsor pursuant to terms of the Series A-1 Preferred Convertible Stock held by Sponsor related to equity financings conducted by the Company through August 13, 2024 in consideration for a $100,000 fee payable before November 10, 2024.

The Company has evaluated subsequent events that occurred after June 30, 2024 through August 14, 2024, the date that these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.

NOTE 11 – SUBSEQUENT EVENTS

On January 17, 2024, the Company entered into a Warrant Exchange Agreement (the “Warrant Exchange Agreement”) with an unaffiliated third-party investor (the “Warrant Holder”) with respect to warrants to purchase an aggregate of 194,729 shares of its common stock, par value $0.0001 per share (the “Common Stock”) initially issued by the Company in its initial public offering on August 16, 2021 (the “Public Warrants”). Pursuant to the Warrant Exchange Agreement, on January 17, 2024, the Company has issued an aggregate of 194,729 shares of Common Stock to the Warrant Holder in exchange for the surrender and cancellation of the Public Warrants held by such holder.

On January 23, 2024, the Company entered into Warrant Exchange Agreements (the “Warrant Exchange Agreements”) with unaffiliated third-party investors (the “Warrant Holders”) with respect to warrants to purchase an aggregate of 483,637 shares of its common stock, par value $0.0001 per share (the “Common Stock”) initially issued by the Company in its initial public offering on August 16, 2021 (the “Public Warrants”). Pursuant to the Warrant Exchange Agreements, on January 23, 2024, the Company has issued an aggregate of 483,637 shares of Common Stock to the Warrant Holders in exchange for the surrender and cancellation of the Public Warrants held by such holders.

In January 2024, the Company issued 64,563 shares of common stock for gross proceeds of $742,475.

See Note 4 for outstanding bridge notes which were repaid in full in March 2024.

In March 2024, the Company sold 1,500,000 shares of common stock for gross proceeds of $1,110,000.

In March 2024, the Company closed a Securities Purchase Agreement for a private placement with Ionic Ventures, LLC (the “Investor”). The Company agreed to issue to the Investor 150 shares of the Company’s Series B Convertible Preferred Stock, a warrant to purchase up to 1,500 shares of Series B Preferred Stock and 250,000 shares of the Company’s common stock. The Company received gross proceeds of approximately $1.5 million.

The Company has evaluated subsequent events that occurred after December 31, 2023 through April 1, 2024, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.